COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS - Property (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property, plant and equipment	$ 700	$ 381
Less: Accumulated depreciation and amortization	(344)	(172)
Property, plant and equipment, net	356	209	$ 109
Depreciation expense	172	172
Medical Equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property, plant and equipment	588	278
Computer equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property, plant and equipment	43	38
Furniture and fixtures
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property, plant and equipment	$ 69	$ 65